Deposits	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Deposits
Note 6	Deposits

	As at
	April 30, 2026				October 31, 2025
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$232,628	$61,467	$238,641	$532,736	$228,282	$56,988	$244,470	$529,740
Business and government	421,394	19,010	544,586	984,990	431,239	20,274	494,801	946,314
Bank	13,415	–	50,405	63,820	13,488	–	26,074	39,562
	$667,437	$80,477	$833,632	$1,581,546	$673,009	$77,262	$765,345	$1,515,616
Non-interest-bearing (4)
Canada	$164,246	$10,339	$373	$174,958	$158,771	$9,469	$292	$168,532
United States	36,634	–	–	36,634	38,009	–	–	38,009
Europe (5)	2	–	–	2	5	–	–	5
Other International	8,565	–	–	8,565	8,133	–	–	8,133
Interest-bearing (4)
Canada	401,050	18,385	587,709	1,007,144	392,120	16,417	591,636	1,000,173
United States	44,310	50,998	97,780	193,088	63,745	50,497	73,147	187,389
Europe (5)	6,454	684	115,169	122,307	6,354	742	76,972	84,068
Other International	6,176	71	32,601	38,848	5,872	137	23,298	29,307
	$667,437	$80,477	$833,632	$1,581,546	$673,009	$77,262	$765,345	$1,515,616

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)
The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at April 30, 2026, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $590 billion,
$57
 billion,
$89
billion and
$43
 billion,
respectively (October 31, 2025 – $570 billion, $42 billion, $76 billion and $36 billion, respectively).

(5)	Europe includes the United Kingdom and the Channel Islands.
Contractual maturities of term deposits
(1)

	As at
(Millions of Canadian dollars)	April 30 2026	October 31 2025
Within 1 year:
less than 3 months	$238,545	$203,075
3 to 6 months	117,451	118,734
6 to 12 months	206,021	172,583
1 to 2 years	80,419	87,550
2 to 3 years	53,714	58,170
3 to 4 years	30,227	33,158
4 to 5 years	32,605	24,047
Over 5 years	74,650	68,028
	$833,632	$765,345

(1)	The aggregate amount of term deposits in denominations of one hundred thousand dollars or more is $779 billion ( October 31, 2025 – $704 billion).